Vanguard® Core-Plus Bond ETF
Schedule of Investments (unaudited)
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (45.3%)
U.S. Government Securities (22.2%)
[1]	United States Treasury Note/Bond	4.625%	2/28/26	2,140	2,149
	United States Treasury Note/Bond	4.500%	3/31/26	7,235	7,255
	United States Treasury Note/Bond	1.250%	11/30/26	588	556
	United States Treasury Note/Bond	0.500%	4/30/27	1,207	1,107
	United States Treasury Note/Bond	0.500%	5/31/27	2,859	2,614
	United States Treasury Note/Bond	3.750%	8/15/27	2,524	2,493
	United States Treasury Note/Bond	4.125%	11/15/27	1,104	1,100
	United States Treasury Note/Bond	3.500%	4/30/28	3,000	2,925
	United States Treasury Note/Bond	1.250%	6/30/28	195	176
	United States Treasury Note/Bond	1.125%	8/31/28	2,530	2,257
[2]	United States Treasury Note/Bond	4.875%	10/31/28	294	299
	United States Treasury Note/Bond	1.500%	11/30/28	228	205
	United States Treasury Note/Bond	3.750%	12/31/28	317	310
	United States Treasury Note/Bond	1.750%	1/31/29	180	163
	United States Treasury Note/Bond	2.375%	3/31/29	817	754
	United States Treasury Note/Bond	2.875%	4/30/29	98	92
	United States Treasury Note/Bond	4.000%	7/31/29	575	566
	United States Treasury Note/Bond	3.125%	8/31/29	442	419
	United States Treasury Note/Bond	4.000%	10/31/29	300	295
	United States Treasury Note/Bond	3.625%	3/31/30	159	153
	United States Treasury Note/Bond	3.750%	5/31/30	607	588
	United States Treasury Note/Bond	4.125%	8/31/30	263	259
	United States Treasury Note/Bond	4.625%	9/30/30	1,330	1,343
	United States Treasury Note/Bond	4.875%	10/31/30	354	362
	United States Treasury Note/Bond	4.375%	11/30/30	680	678
	United States Treasury Note/Bond	4.000%	1/31/31	286	279
	United States Treasury Note/Bond	4.125%	3/31/31	775	761
	United States Treasury Note/Bond	4.625%	4/30/31	500	504
	United States Treasury Note/Bond	1.625%	5/15/31	800	675
	United States Treasury Note/Bond	4.125%	7/31/31	681	668
	United States Treasury Note/Bond	1.250%	8/15/31	880	718
	United States Treasury Note/Bond	3.625%	9/30/31	1,000	951
	United States Treasury Note/Bond	1.875%	2/15/32	3,800	3,198
	United States Treasury Note/Bond	2.875%	5/15/32	2,300	2,067
	United States Treasury Note/Bond	2.750%	8/15/32	240	213
	United States Treasury Note/Bond	4.125%	11/15/32	361	352
	United States Treasury Note/Bond	3.500%	2/15/33	641	597
	United States Treasury Note/Bond	3.375%	5/15/33	862	793
	United States Treasury Note/Bond	3.875%	8/15/33	1,221	1,163
	United States Treasury Note/Bond	4.000%	2/15/34	682	653
	United States Treasury Note/Bond	4.375%	5/15/34	1,207	1,189
	United States Treasury Note/Bond	1.125%	5/15/40	438	264
	United States Treasury Note/Bond	4.375%	5/15/40	1,300	1,244
	United States Treasury Note/Bond	3.875%	8/15/40	451	406
	United States Treasury Note/Bond	1.375%	11/15/40	407	252
	United States Treasury Note/Bond	4.250%	11/15/40	175	165
	United States Treasury Note/Bond	1.875%	2/15/41	325	218
	United States Treasury Note/Bond	4.750%	2/15/41	700	697
	United States Treasury Note/Bond	2.250%	5/15/41	550	390
	United States Treasury Note/Bond	4.375%	5/15/41	1,065	1,014
	United States Treasury Note/Bond	1.750%	8/15/41	90	58
	United States Treasury Note/Bond	2.000%	11/15/41	437	293
	United States Treasury Note/Bond	3.375%	8/15/42	298	246
	United States Treasury Note/Bond	2.750%	11/15/42	512	382
	United States Treasury Note/Bond	3.125%	2/15/43	838	662
	United States Treasury Note/Bond	3.875%	2/15/43	337	297
	United States Treasury Note/Bond	2.875%	5/15/43	215	163
	United States Treasury Note/Bond	3.875%	5/15/43	256	225
	United States Treasury Note/Bond	3.625%	8/15/43	456	386
	United States Treasury Note/Bond	4.375%	8/15/43	443	417
	United States Treasury Note/Bond	3.750%	11/15/43	424	365
	United States Treasury Note/Bond	4.750%	11/15/43	288	285

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.625%	2/15/44	306	258
	United States Treasury Note/Bond	4.500%	2/15/44	442	422
[2]	United States Treasury Note/Bond	3.375%	5/15/44	721	584
	United States Treasury Note/Bond	4.625%	5/15/44	459	445
	United States Treasury Note/Bond	3.125%	8/15/44	614	477
	United States Treasury Note/Bond	4.125%	8/15/44	250	226
	United States Treasury Note/Bond	3.000%	11/15/44	678	515
	United States Treasury Note/Bond	4.625%	11/15/44	510	495
	United States Treasury Note/Bond	2.500%	2/15/45	460	319
	United States Treasury Note/Bond	3.000%	5/15/45	260	196
	United States Treasury Note/Bond	2.250%	8/15/46	268	173
	United States Treasury Note/Bond	2.875%	11/15/46	205	149
	United States Treasury Note/Bond	3.000%	2/15/47	260	193
	United States Treasury Note/Bond	3.000%	5/15/47	240	177
	United States Treasury Note/Bond	2.750%	8/15/47	350	246
	United States Treasury Note/Bond	2.750%	11/15/47	150	105
	United States Treasury Note/Bond	3.000%	2/15/48	1,300	954
	United States Treasury Note/Bond	3.125%	5/15/48	900	674
	United States Treasury Note/Bond	3.000%	8/15/48	1,231	899
	United States Treasury Note/Bond	3.375%	11/15/48	1,659	1,296
	United States Treasury Note/Bond	3.000%	2/15/49	1,177	857
	United States Treasury Note/Bond	2.875%	5/15/49	1,438	1,020
	United States Treasury Note/Bond	2.250%	8/15/49	1,268	786
	United States Treasury Note/Bond	2.375%	11/15/49	1,727	1,098
	United States Treasury Note/Bond	2.000%	2/15/50	1,778	1,033
	United States Treasury Note/Bond	1.250%	5/15/50	1,060	503
	United States Treasury Note/Bond	1.375%	8/15/50	1,000	488
	United States Treasury Note/Bond	1.625%	11/15/50	838	437
	United States Treasury Note/Bond	1.875%	2/15/51	660	367
	United States Treasury Note/Bond	2.250%	2/15/52	83	50
	United States Treasury Note/Bond	3.000%	8/15/52	250	180
	United States Treasury Note/Bond	4.000%	11/15/52	1,379	1,202
	United States Treasury Note/Bond	4.750%	11/15/53	660	654
	United States Treasury Note/Bond	4.250%	2/15/54	407	372
					70,178
Conventional Mortgage-Backed Securities (21.4%)
[3,4]	Ginnie Mae II Pool	2.000%	11/20/51–1/15/55	2,962	2,368
[3,4]	Ginnie Mae II Pool	2.500%	8/20/51–1/15/55	3,078	2,569
[3]	Ginnie Mae II Pool	3.000%	9/20/51	2,419	2,099
[3,4]	Ginnie Mae II Pool	3.500%	10/20/48–1/15/55	1,941	1,750
[3,4]	Ginnie Mae II Pool	4.000%	11/20/52–1/15/55	1,217	1,122
[3]	Ginnie Mae II Pool	4.500%	9/20/52–10/20/52	1,221	1,156
[3,4]	Ginnie Mae II Pool	5.000%	12/20/52–1/15/55	1,723	1,673
[3,4]	Ginnie Mae II Pool	5.500%	4/20/53–1/15/55	1,719	1,721
[3,4]	Ginnie Mae II Pool	6.000%	2/20/54–1/15/55	1,039	1,054
[3]	Ginnie Mae II Pool	6.500%	9/20/53–9/20/54	484	503
[3,4]	Ginnie Mae II Pool	7.000%	1/15/55	250	256
[3,4,5]	UMBS Pool	1.500%	7/1/36–1/25/40	2,685	2,313
[3,4,5]	UMBS Pool	2.000%	8/1/36–1/25/55	18,192	14,441
[3,4,5]	UMBS Pool	2.500%	1/25/40–1/25/55	10,686	8,884
[3,4,5]	UMBS Pool	3.000%	1/25/40–1/25/55	8,274	7,109
[3,4,5]	UMBS Pool	3.500%	1/25/40–1/25/55	836	776
[3,4,5]	UMBS Pool	4.000%	1/1/51–1/25/55	4,975	4,580
[3,4,5]	UMBS Pool	4.500%	6/1/52–1/25/55	2,196	2,078
[3,4,5]	UMBS Pool	5.000%	7/1/52–1/25/55	2,814	2,730
[3,4,5]	UMBS Pool	5.500%	6/1/53–1/25/55	3,558	3,534
[3,4,5]	UMBS Pool	6.000%	10/1/53–1/25/55	3,103	3,142
[3,5]	UMBS Pool	6.500%	9/1/53–6/1/54	1,700	1,753
[3,5]	UMBS Pool	7.000%	12/1/54	248	258
					67,869
Nonconventional Mortgage-Backed Securities (1.7%)
[3,5]	Fannie Mae REMICS	1.750%	9/25/49	1,245	1,028
[3,5]	Fannie Mae REMICS	3.000%	11/25/44–3/25/47	1,725	1,479
[3,5]	Fannie Mae REMICS	3.500%	5/25/47	131	114
[3,5]	Freddie Mac REMICS	1.000%	8/25/50	252	199
[3,5]	Freddie Mac REMICS	3.000%	2/15/44–4/15/46	1,957	1,688
[3,5]	Freddie Mac REMICS	3.500%	3/15/47–3/15/48	385	338

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	Freddie Mac REMICS	4.000%	2/15/48	518	471
					5,317
Total U.S. Government and Agency Obligations (Cost $146,432)					143,364
Asset-Backed/Commercial Mortgage-Backed Securities (7.2%)
[3,6]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/32	233	233
[3,6]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/30	100	100
[3]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/29	60	61
[3,6]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	200	189
[3,6]	Aventura Mall Trust Series 2018-AVM	4.112%	7/5/40	125	120
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/29	100	101
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	75	78
[3]	BANK Series 2017-BNK8	3.488%	11/15/50	10	9
[3]	BANK Series 2018-BNK15	4.407%	11/15/61	20	20
[3]	BANK Series 2019-BNK24	2.960%	11/15/62	210	189
[3]	BANK Series 2021-BNK35	2.285%	6/15/64	40	33
[3]	BANK Series 2022-BNK40	3.393%	3/15/64	225	200
[3]	BANK Series 2022-BNK41	3.790%	4/15/65	50	46
[3]	BANK Series 2024-5YR7	5.769%	6/15/57	300	307
[3]	BANK Series 2024-5YR9	5.614%	8/15/57	230	234
[3]	BANK Series 2024-BNK47	5.716%	6/15/57	270	279
[3]	BANK Series 2024-BNK48	5.053%	10/15/57	450	443
[3]	BANK Series 2024-BNK48	5.355%	10/15/57	170	167
[3]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	120	113
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	30	27
[3]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	160	156
[3]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	20	17
[3]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	30	25
[3]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	60	58
[3]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	145	149
[3]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	225	232
[3]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/57	60	60
[3]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	150	157
[3]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/57	60	61
[3]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/57	270	276
[3]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/57	160	163
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	235	225
[3]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	70	62
[3]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	225	213
[3]	Benchmark Mortgage Trust Series 2024-V8	6.189%	7/15/57	130	135
[3]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/57	80	80
[3]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	225	238
[3]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	75	79
[3]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	140	144
[3]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/57	110	112
[3]	BMO Mortgage Trust Series 2024-C10	5.729%	11/15/57	80	81
[3,6]	BX Trust Series 2019-OC11	3.202%	12/9/41	255	230
[3,6,7]	Capital Street Master Trust Series 2024-1, SOFR30A + 1.350%	5.948%	10/16/28	15	15
[3]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/30	30	30
[3]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/31	20	20
[3]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/29	170	170
[3]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/30	30	30
[3]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/30	10	10
[3]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/30	10	10
[3]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/31	10	10
[3]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/30	100	99
[3]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	40	38
[3,6]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/30	85	86
[3,6]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/31	85	85
[3,6]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/30	70	70
[3,6]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/30	60	60
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	60	58
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	240	219
[3,6]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	115	116
[3,6]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/49	96	96
[3,6,7]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	5.569%	5/25/44	72	72
[3,6,7]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	5.569%	7/25/44	20	20
[3,6,7]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	5.719%	9/25/44	96	97
[3,6]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/49	47	46

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	100	84
[3,6]	Dell Equipment Finance Trust Series 2024-2	5.290%	2/24/31	100	100
[3,6]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/49	91	84
[3]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/31	70	70
[3]	Drive Auto Receivables Trust Series 2024-2	4.520%	7/16/29	60	60
[3]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/32	60	59
[3]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/32	90	88
[3,6]	Enterprise Fleet Financing LLC Series 2024-4	4.700%	6/20/31	60	60
[3]	First National Master Note Trust Series 2024-1	5.340%	5/15/30	50	50
[3]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/28	50	50
[3,6]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	75	75
[3,6]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/36	100	101
[3]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/29	85	86
[3]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/30	40	40
[3]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/30	80	78
[3]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/30	20	20
[3,6]	Ford Credit Floorplan Master Owner Trust A Series 2023-1	4.920%	5/15/28	170	171
[3,6]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/31	100	101
[3,6]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/29	100	99
[3,6]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/31	360	354
[3,5,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	5.919%	2/25/44	78	78
[3,5,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	5.819%	5/25/44	47	47
[3,5,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	5.619%	10/25/44	18	18
[3,5,6,7]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	5.819%	8/25/44	106	107
[3,6]	GCAT Trust Series 2024-INV2	6.000%	6/25/54	480	482
[3,6]	GCAT Trust Series 2024-INV4	5.500%	12/25/54	198	197
[3,6]	GCAT Trust Series 2024-INV4	6.000%	12/25/54	696	695
[3]	GM Financial Automobile Leasing Trust Series 2024-3	4.490%	10/20/28	60	60
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/29	75	76
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/30	20	20
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/30	10	10
[3,6]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	75	76
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	125	126
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/31	85	85
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.680%	11/15/28	180	180
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/28	100	100
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.730%	11/15/29	320	320
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/29	100	100
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	225	202
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	60	52
[3,6]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/29	100	101
[3]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/29	200	199
[3]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/30	30	30
[3,6]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/31	100	101
[3,6]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/32	233	234
[3,6]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.620%	4/17/28	30	30
[3]	Hyundai Auto Receivables Trust Series 2024-A	4.990%	2/15/29	70	71
[3]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/31	50	50
[3]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/31	10	10
[3]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/32	20	20
[3,6]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/55	170	168
[3,6]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/29	10	10
[3,6]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/29	10	10
[3,6]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/31	10	10
[3,6]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/29	30	30
[3,6]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/30	30	30
[3,6]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/30	20	20
[3,6]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/32	20	20
[3,6]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	85	86
[3]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	200	195
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	40	37
[3,6]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/53	1,802	1,622
[3,6]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/54	182	184
[3,6]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	85	86
[3]	Nissan Auto Receivables Owner Trust Series 2024-B	4.340%	3/15/29	60	60
[3]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/31	20	20
[3,6]	PFS Financing Corp. Series 2024-D	5.340%	4/15/29	100	101
[3,6]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/59	98	97
[3,6]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/59	296	295
[3,6]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/59	1,900	1,904

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,6]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	100	93
[3,6]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/29	30	27
[3,6]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/54	232	235
[3,6]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/33	250	249
[3]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/30	50	50
[3]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/31	85	87
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/29	60	61
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/30	60	61
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/31	60	61
[3]	Santander Drive Auto Receivables Trust Series 2024-4	4.930%	9/17/29	40	40
[3]	Santander Drive Auto Receivables Trust Series 2024-5	4.620%	11/15/28	100	100
[3]	Santander Drive Auto Receivables Trust Series 2024-5	4.630%	8/15/29	50	50
[3]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/31	280	278
[3]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/32	290	287
[3,6]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/30	60	61
[3,6]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/30	10	10
[3,6]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/54	296	295
[3,6]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/32	75	76
[3,6]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/32	85	86
[3,6]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/31	30	30
[3,6]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/32	60	59
[3,6]	Subway Funding LLC Series 2024-1A	6.028%	7/30/54	110	111
[3,6]	Subway Funding LLC Series 2024-1A	6.268%	7/30/54	60	61
[3,6]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/49	96	96
[3,6]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	100	102
[3]	Toyota Auto Receivables Owner Trust Series 2024-D	4.400%	6/15/29	110	110
[3]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/30	30	30
[3,6]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/27	200	202
[3,6]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/41	100	96
[3,6]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/41	100	96
[3,6]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/54	49	49
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	20	19
[3,6]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/29	10	10
[3,6]	VEGAS Trust Series 2024-TI	5.518%	11/10/39	90	90
[3,6]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	110	110
[3,6]	Verizon Master Trust Series 2024-2	5.320%	12/22/31	75	75
[3,6]	Verizon Master Trust Series 2024-7	4.840%	8/20/32	100	97
[3]	Verizon Master Trust Series 2024-8	4.990%	11/20/30	30	30
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	300	294
[3]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/57	170	171
[3,6]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/49	44	42
[3]	WF Card Issuance Trust Series 2024-A2	4.290%	10/15/29	560	556
[3]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/29	85	86
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $22,960)					22,880
Corporate Bonds (31.9%)
Communications (2.2%)
[6]	Altice France SA	5.125%	7/15/29	10	7
	AMC Networks Inc.	4.250%	2/15/29	16	13
	AppLovin Corp.	5.125%	12/1/29	226	225
	AT&T Inc.	3.800%	2/15/27	7	7
	AT&T Inc.	4.350%	3/1/29	7	7
	AT&T Inc.	4.900%	8/15/37	25	24
	AT&T Inc.	4.300%	12/15/42	15	12
	AT&T Inc.	3.650%	6/1/51	110	77
	AT&T Inc.	3.500%	9/15/53	750	505
	AT&T Inc.	3.550%	9/15/55	25	17
	AT&T Inc.	3.800%	12/1/57	738	510
	AT&T Inc.	3.650%	9/15/59	90	60
[6]	CCO Holdings LLC	4.750%	3/1/30	35	32
	CCO Holdings LLC	4.500%	5/1/32	70	60
	Charter Communications Operating LLC	4.200%	3/15/28	210	203
	Charter Communications Operating LLC	6.100%	6/1/29	550	560
	Charter Communications Operating LLC	6.650%	2/1/34	30	31
	Charter Communications Operating LLC	6.484%	10/23/45	7	7
	Charter Communications Operating LLC	5.750%	4/1/48	45	38
	Charter Communications Operating LLC	3.850%	4/1/61	425	256
	Comcast Corp.	3.400%	7/15/46	50	35
	Comcast Corp.	2.987%	11/1/63	130	73

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Cox Communications Inc.	4.800%	2/1/35	15	14
[6]	CSC Holdings LLC	4.125%	12/1/30	85	61
	Discovery Communications LLC	3.625%	5/15/30	90	80
	Discovery Communications LLC	6.350%	6/1/40	20	18
[6]	DISH Network Corp.	11.750%	11/15/27	37	39
	Fox Corp.	6.500%	10/13/33	100	105
[6]	Frontier Communications Holdings LLC	8.625%	3/15/31	30	32
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	25	18
[6]	Midcontinent Communications	8.000%	8/15/32	60	62
	Netflix Inc.	5.875%	11/15/28	800	829
[6]	News Corp.	3.875%	5/15/29	10	9
[6]	Outfront Media Capital LLC	4.625%	3/15/30	60	55
	Paramount Global	2.900%	1/15/27	29	28
	Paramount Global	6.875%	4/30/36	100	102
	Paramount Global	5.850%	9/1/43	100	86
	Paramount Global	4.900%	8/15/44	250	190
	Paramount Global	4.600%	1/15/45	37	27
	Rogers Communications Inc.	5.000%	2/15/29	600	596
	Rogers Communications Inc.	3.800%	3/15/32	20	18
	Rogers Communications Inc.	5.300%	2/15/34	50	49
	Rogers Communications Inc.	4.550%	3/15/52	15	12
	Sprint Capital Corp.	8.750%	3/15/32	15	18
	Sprint LLC	7.625%	3/1/26	25	26
[6]	Sunrise FinCo I BV	4.875%	7/15/31	30	27
	Time Warner Cable LLC	7.300%	7/1/38	15	15
	Time Warner Cable LLC	5.875%	11/15/40	70	63
	Time Warner Cable LLC	4.500%	9/15/42	7	5
	T-Mobile USA Inc.	4.850%	1/15/29	100	99
	T-Mobile USA Inc.	4.375%	4/15/40	100	86
	T-Mobile USA Inc.	5.500%	1/15/55	60	56
	T-Mobile USA Inc.	3.600%	11/15/60	1	1
	Uber Technologies Inc.	4.300%	1/15/30	105	102
	Uber Technologies Inc.	4.800%	9/15/34	90	86
	Uber Technologies Inc.	5.350%	9/15/54	230	212
[6]	Univision Communications Inc.	7.375%	6/30/30	28	27
[6]	Univision Communications Inc.	8.500%	7/31/31	63	62
	Verizon Communications Inc.	4.500%	8/10/33	50	47
	Verizon Communications Inc.	3.400%	3/22/41	80	60
	Verizon Communications Inc.	3.850%	11/1/42	15	12
	Verizon Communications Inc.	3.875%	3/1/52	300	221
	Verizon Communications Inc.	5.500%	2/23/54	70	67
	Verizon Communications Inc.	2.987%	10/30/56	180	107
	Vodafone Group plc	5.625%	2/10/53	70	66
	Vodafone Group plc	5.750%	6/28/54	140	135
[6]	VZ Secured Financing BV	5.000%	1/15/32	55	49
	Walt Disney Co.	4.750%	11/15/46	10	9
	Warnermedia Holdings Inc.	3.755%	3/15/27	30	29
	Warnermedia Holdings Inc.	4.279%	3/15/32	111	98
	Warnermedia Holdings Inc.	5.050%	3/15/42	17	14
[6]	Windstream Services LLC	8.250%	10/1/31	10	10
					6,998
Consumer Discretionary (1.7%)
[6]	1011778 BC ULC	3.875%	1/15/28	16	15
[6]	1011778 BC ULC	6.125%	6/15/29	70	70
[6]	1011778 BC ULC	5.625%	9/15/29	35	34
	Amazon.com Inc.	3.950%	4/13/52	10	8
	American Axle & Manufacturing Inc.	5.000%	10/1/29	83	76
[8]	American Honda Finance Corp.	0.300%	7/7/28	400	376
[3]	American Honda Finance Corp.	5.050%	7/10/31	110	109
	AutoZone Inc.	5.400%	7/15/34	350	348
[6]	Belron UK Finance plc	5.750%	10/15/29	15	15
	BorgWarner Inc.	4.950%	8/15/29	40	40
[6]	Caesars Entertainment Inc.	8.125%	7/1/27	18	18
[6]	Carnival Corp.	4.000%	8/1/28	18	17
[6]	Carnival Corp.	6.000%	5/1/29	1	1
[6]	Carnival Corp.	10.500%	6/1/30	5	5
[6]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	30	32
[6]	Champ Acquisition Corp.	8.375%	12/1/31	5	5
[6]	Churchill Downs Inc.	5.750%	4/1/30	46	45

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DR Horton Inc.	5.000%	10/15/34	160	155
	Ford Motor Co.	4.750%	1/15/43	90	71
	Ford Motor Credit Co. LLC	7.350%	3/6/30	90	95
	Ford Motor Credit Co. LLC	6.054%	11/5/31	200	198
[6]	Garda World Security Corp.	8.250%	8/1/32	107	109
[6]	Garrett Motion Holdings Inc.	7.750%	5/31/32	50	51
	General Motors Co.	5.000%	4/1/35	70	65
	General Motors Financial Co. Inc.	2.750%	6/20/25	7	7
	General Motors Financial Co. Inc.	6.050%	10/10/25	7	7
	General Motors Financial Co. Inc.	1.500%	6/10/26	397	378
	General Motors Financial Co. Inc.	5.350%	7/15/27	45	45
	General Motors Financial Co. Inc.	2.400%	10/15/28	595	539
	General Motors Financial Co. Inc.	5.850%	4/6/30	262	268
	General Motors Financial Co. Inc.	6.400%	1/9/33	15	16
	General Motors Financial Co. Inc.	5.450%	9/6/34	150	146
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	18	17
	Goodyear Tire & Rubber Co.	5.250%	4/30/31	140	125
[6]	Hanesbrands Inc.	9.000%	2/15/31	70	75
[6]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	55	54
	Home Depot Inc.	4.950%	9/15/52	7	6
	Hyatt Hotels Corp.	5.250%	6/30/29	5	5
	Hyatt Hotels Corp.	5.500%	6/30/34	210	208
[6]	Live Nation Entertainment Inc.	6.500%	5/15/27	12	12
	Marriott International Inc.	4.875%	5/15/29	120	119
[6]	MGM China Holdings Ltd.	7.125%	6/26/31	160	162
[6]	NCL Corp. Ltd.	5.875%	2/15/27	10	10
[6]	NCL Corp. Ltd.	7.750%	2/15/29	42	44
[6]	NCL Finance Ltd.	6.125%	3/15/28	60	60
	Newell Brands Inc.	6.375%	9/15/27	27	27
	Newell Brands Inc.	6.625%	9/15/29	10	10
	Newell Brands Inc.	6.375%	5/15/30	10	10
	Newell Brands Inc.	6.625%	5/15/32	10	10
	Newell Brands Inc.	7.000%	4/1/46	7	7
[6]	Phinia Inc.	6.625%	10/15/32	50	50
[6]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	50	49
[6]	Saks Global Enterprises LLC	11.000%	12/15/29	25	24
[6]	Standard Building Solutions Inc.	6.500%	8/15/32	20	20
[6]	Studio City Finance Ltd.	5.000%	1/15/29	16	15
	Tapestry Inc.	5.100%	3/11/30	70	69
	Toyota Motor Credit Corp.	4.550%	8/9/29	380	375
[3]	Toyota Motor Credit Corp.	4.600%	10/10/31	45	44
[6]	Vail Resorts Inc.	6.500%	5/15/32	150	152
[6]	Wayfair LLC	7.250%	10/31/29	10	10
[6]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	120	114
[6]	Wynn Macau Ltd.	5.625%	8/26/28	4	4
[6]	Wynn Macau Ltd.	5.125%	12/15/29	12	11
					5,262
Consumer Staples (1.2%)
	Altria Group Inc.	5.375%	1/31/44	200	186
	Altria Group Inc.	3.875%	9/16/46	7	5
	Altria Group Inc.	3.700%	2/4/51	25	17
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	20	19
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	40	36
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	25	25
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	400	371
	Avery Dennison Corp.	4.875%	12/6/28	78	78
	BAT Capital Corp.	3.557%	8/15/27	25	24
	BAT Capital Corp.	2.259%	3/25/28	60	55
	BAT Capital Corp.	5.834%	2/20/31	140	143
	BAT Capital Corp.	6.421%	8/2/33	134	141
	BAT Capital Corp.	4.540%	8/15/47	5	4
	BAT Capital Corp.	4.758%	9/6/49	152	123
	Coca-Cola Co.	4.650%	8/14/34	75	73
	Coca-Cola Co.	5.200%	1/14/55	185	176
[6]	Energizer Holdings Inc.	4.375%	3/31/29	50	46
	JBS USA Holding Lux Sarl	5.750%	4/1/33	66	66
	JBS USA Holding Lux Sarl	6.750%	3/15/34	14	15
	JBS USA Holding Lux Sarl	6.500%	12/1/52	10	10
	JBS USA Holding Lux Sarl	7.250%	11/15/53	94	103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	KeHE Distributors LLC	9.000%	2/15/29	75	78
	Keurig Dr Pepper Inc.	4.500%	11/15/45	60	50
	Kraft Heinz Foods Co.	3.750%	4/1/30	10	9
	Kraft Heinz Foods Co.	4.875%	10/1/49	150	128
	Kroger Co.	5.000%	9/15/34	495	480
	Kroger Co.	4.450%	2/1/47	10	8
	Kroger Co.	5.500%	9/15/54	130	122
[6]	Lamb Weston Holdings Inc.	4.125%	1/31/30	58	53
[6]	Performance Food Group Inc.	6.125%	9/15/32	20	20
	Philip Morris International Inc.	5.125%	11/17/27	7	7
	Philip Morris International Inc.	5.625%	11/17/29	7	7
	Philip Morris International Inc.	5.750%	11/17/32	150	154
	Philip Morris International Inc.	5.250%	2/13/34	230	227
	Philip Morris International Inc.	4.900%	11/1/34	395	380
	Philip Morris International Inc.	4.500%	3/20/42	15	13
[6]	Post Holdings Inc.	5.500%	12/15/29	8	8
[6]	Post Holdings Inc.	6.250%	2/15/32	50	50
[6]	Post Holdings Inc.	6.375%	3/1/33	50	49
[6]	Post Holdings Inc.	6.250%	10/15/34	10	10
	Target Corp.	2.950%	1/15/52	30	19
	Tyson Foods Inc.	3.550%	6/2/27	200	194
[6]	US Foods Inc.	5.750%	4/15/33	15	15
	Walgreens Boots Alliance Inc.	8.125%	8/15/29	35	35
					3,832
Energy (2.5%)
[6]	Ascent Resources Utica Holdings LLC	6.625%	10/15/32	40	40
[6]	Blue Racer Midstream LLC	7.000%	7/15/29	50	51
[6]	Blue Racer Midstream LLC	7.250%	7/15/32	30	31
	Boardwalk Pipelines LP	4.800%	5/3/29	35	35
	BP Capital Markets America Inc.	2.721%	1/12/32	25	21
	BP Capital Markets America Inc.	3.060%	6/17/41	25	18
	Canadian Natural Resources Ltd.	2.950%	7/15/30	10	9
	Canadian Natural Resources Ltd.	6.250%	3/15/38	15	15
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/47	10	9
	Cenovus Energy Inc.	2.650%	1/15/32	40	33
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	10	9
	Cheniere Energy Inc.	4.625%	10/15/28	19	19
	Cheniere Energy Partners LP	3.250%	1/31/32	460	399
[6]	Civitas Resources Inc.	8.375%	7/1/28	22	23
[6]	Civitas Resources Inc.	8.750%	7/1/31	20	21
[6]	CNX Resources Corp.	7.375%	1/15/31	17	17
	ConocoPhillips	5.900%	10/15/32	90	95
	ConocoPhillips Co.	3.800%	3/15/52	20	15
	Continental Resources Inc.	4.900%	6/1/44	90	73
	Coterra Energy Inc.	5.400%	2/15/35	290	281
	DCP Midstream Operating LP	5.625%	7/15/27	10	10
	DCP Midstream Operating LP	3.250%	2/15/32	150	129
	Devon Energy Corp.	5.750%	9/15/54	250	227
[6]	Diamond Foreign Asset Co.	8.500%	10/1/30	29	30
	Diamondback Energy Inc.	5.200%	4/18/27	150	151
	Diamondback Energy Inc.	5.400%	4/18/34	150	148
	Diamondback Energy Inc.	4.250%	3/15/52	90	68
	Diamondback Energy Inc.	5.750%	4/18/54	145	136
	Diamondback Energy Inc.	5.900%	4/18/64	110	103
[6]	DT Midstream Inc.	4.125%	6/15/29	43	40
	Enbridge Energy Partners LP	7.375%	10/15/45	50	56
	Enbridge Inc.	5.300%	4/5/29	25	25
	Enbridge Inc.	6.200%	11/15/30	10	11
	Enbridge Inc.	6.700%	11/15/53	10	11
	Enbridge Inc.	5.950%	4/5/54	190	188
	Energy Transfer LP	4.400%	3/15/27	10	10
	Energy Transfer LP	5.250%	7/1/29	60	60
	Energy Transfer LP	6.400%	12/1/30	67	71
	Energy Transfer LP	6.550%	12/1/33	159	169
	Energy Transfer LP	5.300%	4/1/44	10	9
	Energy Transfer LP	5.150%	3/15/45	10	9
	Energy Transfer LP	5.000%	5/15/50	97	82
	Energy Transfer LP	5.950%	5/15/54	110	106
	Enterprise Products Operating LLC	4.850%	1/31/34	110	106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enterprise Products Operating LLC	3.700%	1/31/51	15	11
	EOG Resources Inc.	5.650%	12/1/54	210	206
	EQT Corp.	3.900%	10/1/27	27	26
	Exxon Mobil Corp.	3.095%	8/16/49	10	7
[3]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	567	538
[3]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	271	233
	Genesis Energy LP	8.000%	5/15/33	10	10
	Halliburton Co.	4.850%	11/15/35	100	95
	Halliburton Co.	4.750%	8/1/43	200	174
[6]	Helmerich & Payne Inc.	5.500%	12/1/34	300	285
	Hess Corp.	7.875%	10/1/29	65	72
[6]	Hess Midstream Operations LP	6.500%	6/1/29	12	12
[6]	Kinetik Holdings LP	6.625%	12/15/28	60	61
[6]	Noble Finance II LLC	8.000%	4/15/30	8	8
	Occidental Petroleum Corp.	5.000%	8/1/27	75	75
	Occidental Petroleum Corp.	7.500%	5/1/31	10	11
	Occidental Petroleum Corp.	6.600%	3/15/46	50	51
	ONEOK Inc.	5.550%	11/1/26	30	30
	ONEOK Inc.	5.650%	11/1/28	10	10
	ONEOK Inc.	5.800%	11/1/30	10	10
[3]	Petronas Capital Ltd.	3.500%	4/21/30	200	185
	Phillips 66	5.875%	5/1/42	100	99
	Phillips 66 Co.	5.250%	6/15/31	60	60
	Phillips 66 Co.	5.650%	6/15/54	60	57
	Range Resources Corp.	8.250%	1/15/29	70	72
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	45	44
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	410	397
[6]	Schlumberger Holdings Corp.	5.000%	5/29/27	200	201
[3]	Shell Finance US Inc.	2.750%	4/6/30	40	36
[6]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	110	114
[6]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	20	21
	Suncor Energy Inc.	4.000%	11/15/47	30	22
[6]	Tallgrass Energy Partners LP	6.000%	12/31/30	30	28
	Targa Resources Corp.	5.200%	7/1/27	40	40
	Targa Resources Corp.	6.150%	3/1/29	65	67
	Targa Resources Corp.	6.125%	3/15/33	15	15
	Targa Resources Partners LP	6.875%	1/15/29	10	10
	TotalEnergies Capital SA	5.275%	9/10/54	75	69
	TransCanada PipeLines Ltd.	4.250%	5/15/28	393	384
	TransCanada PipeLines Ltd.	4.100%	4/15/30	140	133
[6]	Transocean Inc.	8.250%	5/15/29	7	7
[6]	Transocean Inc.	8.500%	5/15/31	135	132
[6]	Transocean Titan Financing Ltd.	8.375%	2/1/28	16	16
[6]	Valaris Ltd.	8.375%	4/30/30	49	50
[6]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	11	10
[6]	Venture Global LNG Inc.	8.125%	6/1/28	20	21
[6]	Venture Global LNG Inc.	7.000%	1/15/30	15	15
[6]	Venture Global LNG Inc.	8.375%	6/1/31	5	5
[6]	Venture Global LNG Inc.	9.875%	2/1/32	120	132
[6]	Vital Energy Inc.	7.875%	4/15/32	122	117
	Western Midstream Operating LP	4.500%	3/1/28	10	10
	Western Midstream Operating LP	4.750%	8/15/28	40	39
	Williams Cos. Inc.	5.300%	8/15/28	55	56
	Williams Cos. Inc.	4.650%	8/15/32	100	95
	Williams Cos. Inc.	5.150%	3/15/34	55	53
					7,906
Financials (13.7%)
	AerCap Ireland Capital DAC	3.000%	10/29/28	710	657
[6]	Alliant Holdings Intermediate LLC	6.500%	10/1/31	60	59
[6]	Alliant Holdings Intermediate LLC	7.375%	10/1/32	50	50
	Allstate Corp.	1.450%	12/15/30	500	406
	Allstate Corp.	5.350%	6/1/33	52	52
	American Express Co.	5.850%	11/5/27	25	26
	American Express Co.	5.043%	7/26/28	121	121
	American Express Co.	5.284%	7/26/35	662	654
	American International Group Inc.	4.750%	4/1/48	90	80
	American International Group Inc.	4.375%	6/30/50	90	74
[6]	AmWINS Group Inc.	6.375%	2/15/29	77	77
[6]	AmWINS Group Inc.	4.875%	6/30/29	3	3

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aon Corp.	5.350%	2/28/33	12	12
	Aon North America Inc.	5.125%	3/1/27	30	30
	Aon North America Inc.	5.150%	3/1/29	140	140
	Aon North America Inc.	5.450%	3/1/34	450	450
	Aon North America Inc.	5.750%	3/1/54	110	107
	Apollo Global Management Inc.	5.800%	5/21/54	95	95
	Apollo Global Management Inc.	6.000%	12/15/54	137	135
	Ares Capital Corp.	5.950%	7/15/29	80	81
[6]	Ares Strategic Income Fund	5.700%	3/15/28	130	130
[6]	Ares Strategic Income Fund	6.350%	8/15/29	18	18
[6]	Ares Strategic Income Fund	5.600%	2/15/30	53	52
	Arthur J Gallagher & Co.	4.600%	12/15/27	200	199
	Assurant Inc.	4.900%	3/27/28	11	11
	Athene Holding Ltd.	4.125%	1/12/28	500	488
	Athene Holding Ltd.	6.250%	4/1/54	160	160
	Athene Holding Ltd.	6.625%	10/15/54	335	334
[8]	Athora Holding Ltd.	6.625%	6/16/28	100	112
[6]	Australia & New Zealand Banking Group Ltd.	6.742%	12/8/32	240	256
[6]	Banco de Credito del Peru S.A.	5.800%	3/10/35	132	129
[3]	Banco Santander SA	5.365%	7/15/28	600	604
	Banco Santander SA	6.607%	11/7/28	100	105
	Banco Santander SA	6.938%	11/7/33	75	82
[3]	Bank of America Corp.	1.197%	10/24/26	200	194
[3]	Bank of America Corp.	3.970%	3/5/29	120	116
[3]	Bank of America Corp.	2.972%	2/4/33	15	13
	Bank of America Corp.	5.518%	10/25/35	130	128
[3]	Bank of America Corp.	4.078%	4/23/40	7	6
[3]	Bank of America Corp.	4.443%	1/20/48	100	84
	Bank of Montreal	3.088%	1/10/37	270	225
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	100	97
	Bank of New York Mellon Corp.	4.543%	2/1/29	150	149
	Bank of New York Mellon Corp.	5.060%	7/22/32	123	123
[3]	Bank of New York Mellon Corp.	6.474%	10/25/34	120	130
[3]	Bank of New York Mellon Corp.	5.188%	3/14/35	310	306
	Barclays plc	5.304%	8/9/26	200	200
	Barclays plc	4.337%	1/10/28	500	489
	Barclays plc	5.674%	3/12/28	200	202
	Barclays plc	4.837%	9/10/28	140	139
[3]	Barclays plc	5.088%	6/20/30	200	195
	Barclays plc	6.036%	3/12/55	200	200
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	100	82
	BlackRock Funding Inc.	5.350%	1/8/55	210	201
[3,8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	200	199
[3,8]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	218	215
[3,8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	100	95
	Blue Owl Capital Corp.	5.950%	3/15/29	186	187
[3,8]	BNP Paribas SA	0.500%	9/1/28	100	97
[6]	BNP Paribas SA	5.497%	5/20/30	100	100
[6]	BNP Paribas SA	5.283%	11/19/30	200	198
[6]	BPCE SA	6.508%	1/18/35	100	100
	Capital One Financial Corp.	3.750%	7/28/26	289	284
	Capital One Financial Corp.	5.468%	2/1/29	215	217
	Capital One Financial Corp.	6.312%	6/8/29	415	429
[3]	Capital One Financial Corp.	7.624%	10/30/31	240	265
	Capital One Financial Corp.	5.268%	5/10/33	50	49
	Charles Schwab Corp.	6.196%	11/17/29	15	16
	Charles Schwab Corp.	6.136%	8/24/34	227	238
[3]	Citigroup Inc.	4.075%	4/23/29	350	340
	Citigroup Inc.	4.542%	9/19/30	520	505
	Citigroup Inc.	6.174%	5/25/34	90	92
	Citigroup Inc.	5.827%	2/13/35	120	119
[6]	Cooperatieve Rabobank UA	3.649%	4/6/28	200	194
	Cooperatieve Rabobank UA	4.494%	10/17/29	250	245
	Corebridge Financial Inc.	3.650%	4/5/27	50	49
	Corebridge Financial Inc.	3.850%	4/5/29	30	29
	Corebridge Financial Inc.	4.350%	4/5/42	15	12
	Corebridge Financial Inc.	4.400%	4/5/52	15	12
[6]	Corebridge Global Funding	4.650%	8/20/27	1,520	1,514
[8]	Credit Agricole Assurances SA	2.625%	1/29/48	100	100
[6]	Credit Agricole SA	4.631%	9/11/28	250	247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Credit Suisse USA LLC	7.125%	7/15/32	150	166
[3,8]	Crelan SA	5.750%	1/26/28	100	111
[6]	Danske Bank A/S	5.427%	3/1/28	200	202
	Deutsche Bank AG	5.706%	2/8/28	150	152
	Deutsche Bank AG	4.999%	9/11/30	190	186
	Fifth Third Bancorp	6.339%	7/27/29	493	511
	Fifth Third Bancorp	4.895%	9/6/30	150	148
[6]	Focus Financial Partners LLC	6.750%	9/15/31	75	75
	GATX Corp.	3.250%	9/15/26	41	40
	GATX Corp.	4.550%	11/7/28	9	9
	GATX Corp.	4.700%	4/1/29	21	21
[3,8]	Generali	5.500%	10/27/47	100	109
[6]	GGAM Finance Ltd.	8.000%	2/15/27	40	41
[6]	Global Atlantic Fin Co.	7.950%	6/15/33	137	152
[6]	Global Atlantic Fin Co.	6.750%	3/15/54	60	61
	Goldman Sachs Group Inc.	4.692%	10/23/30	170	167
	Goldman Sachs Group Inc.	6.750%	10/1/37	69	74
[3]	Goldman Sachs Group Inc.	4.411%	4/23/39	25	22
	Goldman Sachs Group Inc.	6.250%	2/1/41	100	105
	Goldman Sachs Group Inc.	5.561%	11/19/45	660	637
[3,8]	Grand City Properties SA	0.125%	1/11/28	100	94
[6]	Howden UK Refinance plc	7.250%	2/15/31	60	61
	HSBC Holdings plc	5.887%	8/14/27	100	101
	HSBC Holdings plc	5.130%	11/19/28	200	200
[3]	HSBC Holdings plc	3.973%	5/22/30	590	557
	HSBC Holdings plc	5.286%	11/19/30	200	199
	HSBC Holdings plc	2.804%	5/24/32	200	170
	HSBC Holdings plc	5.874%	11/18/35	540	527
[3]	HSBC Holdings plc	6.500%	9/15/37	230	234
	Huntington Bancshares Inc.	6.208%	8/21/29	400	413
	Huntington Bancshares Inc.	5.272%	1/15/31	130	130
	Huntington Bancshares Inc.	5.709%	2/2/35	394	393
	Huntington Bancshares Inc.	2.487%	8/15/36	60	49
	Huntington Bancshares Inc.	6.141%	11/18/39	170	171
	Huntington National Bank	5.650%	1/10/30	100	102
	Intercontinental Exchange Inc.	3.625%	9/1/28	27	26
	Intercontinental Exchange Inc.	5.250%	6/15/31	80	81
	JPMorgan Chase & Co.	5.040%	1/23/28	50	50
	JPMorgan Chase & Co.	4.979%	7/22/28	578	580
	JPMorgan Chase & Co.	4.505%	10/22/28	320	317
	JPMorgan Chase & Co.	5.012%	1/23/30	380	379
	JPMorgan Chase & Co.	4.603%	10/22/30	190	186
	JPMorgan Chase & Co.	5.336%	1/23/35	50	50
	JPMorgan Chase & Co.	5.294%	7/22/35	188	186
	JPMorgan Chase & Co.	4.946%	10/22/35	480	463
	JPMorgan Chase & Co.	6.400%	5/15/38	25	27
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	15	11
	KeyBank NA	5.000%	1/26/33	50	48
	KeyCorp	6.401%	3/6/35	50	52
	LPL Holdings Inc.	6.000%	5/20/34	280	285
[6]	Lseg US Fin Corp.	4.875%	3/28/27	200	200
	M&T Bank Corp.	4.553%	8/16/28	175	173
	M&T Bank Corp.	7.413%	10/30/29	16	17
	M&T Bank Corp.	6.082%	3/13/32	467	478
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	250	247
	Marsh & McLennan Cos. Inc.	5.000%	3/15/35	590	575
	Marsh & McLennan Cos. Inc.	5.400%	3/15/55	640	614
	MetLife Inc.	4.875%	11/13/43	10	9
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	202
	Morgan Stanley	5.050%	1/28/27	9	9
	Morgan Stanley	1.593%	5/4/27	450	431
[3]	Morgan Stanley	3.591%	7/22/28	110	106
	Morgan Stanley	5.123%	2/1/29	140	140
	Morgan Stanley	5.173%	1/16/30	20	20
	Morgan Stanley	4.654%	10/18/30	1,170	1,145
	Morgan Stanley	2.484%	9/16/36	400	325
	Morgan Stanley	5.948%	1/19/38	40	40
[3]	Morgan Stanley	3.971%	7/22/38	25	21
[3]	Morgan Stanley	4.457%	4/22/39	165	148
	Morgan Stanley	3.217%	4/22/42	120	89

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	4.300%	1/27/45	15	12
	Morgan Stanley	5.516%	11/19/55	950	916
[3]	Morgan Stanley Bank NA	5.504%	5/26/28	250	253
[3]	Morgan Stanley Bank NA	4.968%	7/14/28	364	365
	Nasdaq Inc.	5.350%	6/28/28	56	57
	Nasdaq Inc.	2.500%	12/21/40	100	67
[6]	National Australia Bank Ltd.	2.990%	5/21/31	100	86
[6]	Nationstar Mortgage Holdings Inc.	5.000%	2/1/26	60	59
[6]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	35	35
[6]	NatWest Markets plc	5.416%	5/17/27	450	456
	Navient Corp.	4.875%	3/15/28	4	4
	Navient Corp.	9.375%	7/25/30	13	14
	Nomura Holdings Inc.	5.594%	7/2/27	200	202
	Nomura Holdings Inc.	5.842%	1/18/28	200	204
	Nomura Holdings Inc.	2.999%	1/22/32	100	85
	Nomura Holdings Inc.	5.783%	7/3/34	50	50
	OneMain Finance Corp.	3.500%	1/15/27	26	25
	OneMain Finance Corp.	7.125%	11/15/31	135	137
[6]	Penske Truck Leasing Co. LP	5.250%	7/1/29	490	491
[6]	Penske Truck Leasing Co. LP	6.200%	6/15/30	10	11
[3]	PNC Bank NA	4.050%	7/26/28	991	957
[3]	PNC Bank NA	2.700%	10/22/29	250	225
	PNC Financial Services Group Inc.	5.492%	5/14/30	320	324
	PNC Financial Services Group Inc.	2.307%	4/23/32	90	76
	PNC Financial Services Group Inc.	5.068%	1/24/34	163	159
	PNC Financial Services Group Inc.	5.939%	8/18/34	158	163
[3]	Prudential Financial Inc.	5.700%	12/14/36	100	102
[3]	Prudential Financial Inc.	4.600%	5/15/44	100	87
	Prudential Financial Inc.	6.500%	3/15/54	40	41
	Regions Financial Corp.	5.722%	6/6/30	507	513
	Regions Financial Corp.	5.502%	9/6/35	560	546
[6]	RGA Global Funding	5.500%	1/11/31	200	202
[3]	Royal Bank of Canada	4.510%	10/18/27	190	189
[3]	Royal Bank of Canada	4.522%	10/18/28	557	552
[3]	Royal Bank of Canada	4.969%	8/2/30	733	728
[3]	Royal Bank of Canada	4.650%	10/18/30	250	245
[6]	Ryan Specialty LLC	5.875%	8/1/32	50	49
[6]	Shift4 Payments LLC	6.750%	8/15/32	15	15
[3,8]	Societe Generale SA	0.750%	1/25/27	200	197
	State Street Corp.	4.530%	2/20/29	80	79
	State Street Corp.	4.675%	10/22/32	240	233
	State Street Corp.	6.123%	11/21/34	137	143
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	243	246
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	200	201
[6]	Swedbank AB	4.998%	11/20/29	130	130
	Synovus Financial Corp.	6.168%	11/1/30	292	294
[3,8]	Talanx AG	2.250%	12/5/47	100	100
	Toronto-Dominion Bank	4.783%	12/17/29	370	365
	UBS AG	7.500%	2/15/28	1,844	1,974
[6]	UBS Group AG	4.253%	3/23/28	200	194
[6]	UBS Group AG	5.617%	9/13/30	220	223
[6]	UBS Group AG	3.091%	5/14/32	250	218
	US Bancorp	5.775%	6/12/29	9	9
	US Bancorp	5.384%	1/23/30	50	50
	US Bancorp	5.850%	10/21/33	25	26
	US Bancorp	4.839%	2/1/34	100	96
	US Bancorp	5.836%	6/12/34	15	15
[6]	USI Inc.	7.500%	1/15/32	70	72
[6]	UWM Holdings LLC	6.625%	2/1/30	15	15
[3]	Wells Fargo & Co.	2.393%	6/2/28	60	57
[3]	Wells Fargo & Co.	3.350%	3/2/33	170	149
[3]	Wells Fargo & Co.	3.068%	4/30/41	115	83
[3]	Wells Fargo & Co.	4.611%	4/25/53	15	13
	Willis North America Inc.	2.950%	9/15/29	15	14
					43,433
Health Care (2.3%)
	AbbVie Inc.	4.050%	11/21/39	25	21
	AbbVie Inc.	5.400%	3/15/54	130	125
[3]	AdventHealth Obligated Group	2.795%	11/15/51	15	9

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	4.200%	3/1/33	200	185
	Amgen Inc.	4.950%	10/1/41	7	6
	Amgen Inc.	5.600%	3/2/43	145	141
	Amgen Inc.	5.650%	3/2/53	995	958
	AstraZeneca Finance LLC	4.850%	2/26/29	65	65
[6]	Bausch + Lomb Corp.	8.375%	10/1/28	70	73
	Becton Dickinson & Co.	4.874%	2/8/29	80	80
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	10	6
	Cardinal Health Inc.	5.750%	11/15/54	355	340
	Cencora Inc.	4.625%	12/15/27	95	95
	Cencora Inc.	4.300%	12/15/47	25	20
	Centene Corp.	2.450%	7/15/28	25	22
	Centene Corp.	4.625%	12/15/29	330	312
	Centene Corp.	3.000%	10/15/30	7	6
[6]	Community Health Systems Inc.	10.875%	1/15/32	26	27
	CVS Health Corp.	5.125%	2/21/30	775	759
	CVS Health Corp.	1.750%	8/21/30	235	191
	CVS Health Corp.	6.050%	6/1/54	400	376
	CVS Health Corp.	6.000%	6/1/63	17	15
[6]	DaVita Inc.	3.750%	2/15/31	14	12
[6]	DaVita Inc.	6.875%	9/1/32	65	65
	Elevance Health Inc.	5.150%	6/15/29	100	101
	Elevance Health Inc.	4.550%	3/1/48	90	74
	Elevance Health Inc.	3.125%	5/15/50	17	11
	Elevance Health Inc.	3.600%	3/15/51	100	69
	Elevance Health Inc.	6.100%	10/15/52	110	111
	Elevance Health Inc.	5.125%	2/15/53	400	354
	Elevance Health Inc.	5.650%	6/15/54	185	177
	Elevance Health Inc.	5.700%	2/15/55	335	323
[6]	Fortrea Holdings Inc.	7.500%	7/1/30	50	50
	GE HealthCare Technologies Inc.	4.800%	8/14/29	130	129
	Gilead Sciences Inc.	4.600%	9/1/35	100	94
	Gilead Sciences Inc.	4.150%	3/1/47	15	12
	HCA Inc.	5.450%	4/1/31	470	469
	HCA Inc.	4.625%	3/15/52	35	27
	HCA Inc.	6.000%	4/1/54	45	43
	Humana Inc.	5.750%	3/1/28	200	204
[6]	Medline Borrower LP	3.875%	4/1/29	31	29
[6]	Medline Borrower LP	6.250%	4/1/29	10	10
	Novartis Capital Corp.	4.700%	9/18/54	70	62
[6]	Organon & Co.	5.125%	4/30/31	10	9
[6]	Organon & Co.	6.750%	5/15/34	5	5
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	15	15
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	7	7
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	17	16
	Quest Diagnostics Inc.	4.200%	6/30/29	55	53
	Revvity Inc.	3.300%	9/15/29	82	76
[6]	Roche Holdings Inc.	5.218%	3/8/54	220	210
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	126
	Tenet Healthcare Corp.	4.625%	6/15/28	30	29
	Tenet Healthcare Corp.	6.125%	10/1/28	8	8
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	20	19
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	36	35
	UnitedHealth Group Inc.	6.500%	6/15/37	100	108
	UnitedHealth Group Inc.	4.250%	6/15/48	410	329
	UnitedHealth Group Inc.	6.050%	2/15/63	15	15
	Zoetis Inc.	4.700%	2/1/43	107	95
					7,413
Industrials (1.8%)
	Allegion plc	3.500%	10/1/29	71	66
[6]	American Airlines Inc.	7.250%	2/15/28	40	41
[6]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	27	26
[6]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	48	44
[6]	Arcosa Inc.	6.875%	8/15/32	15	15
[8]	Ayvens SA	3.875%	1/24/28	400	424
	Boeing Co.	5.040%	5/1/27	530	531
	Boeing Co.	6.298%	5/1/29	10	10
	Boeing Co.	5.150%	5/1/30	105	104
	Boeing Co.	3.625%	2/1/31	136	124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boeing Co.	6.388%	5/1/31	202	211
	Boeing Co.	6.528%	5/1/34	234	245
	Boeing Co.	5.705%	5/1/40	50	48
	Boeing Co.	6.858%	5/1/54	40	43
	Boeing Co.	7.008%	5/1/64	40	43
[6]	Bombardier Inc.	7.000%	6/1/32	20	20
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	30	31
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	35	34
	Canadian Pacific Railway Co.	4.800%	8/1/45	15	13
	CSX Corp.	3.800%	11/1/46	30	23
[6]	Delta Air Lines Inc.	4.750%	10/20/28	440	434
[6]	ERAC USA Finance LLC	7.000%	10/15/37	95	107
[6]	Gates Corp.	6.875%	7/1/29	20	20
	General Dynamics Corp.	2.850%	6/1/41	15	11
[6]	Herc Holdings Inc.	6.625%	6/15/29	20	20
	Hillenbrand Inc.	6.250%	2/15/29	70	70
	Honeywell International Inc.	4.750%	2/1/32	130	128
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	168	168
	Ingersoll Rand Inc.	5.197%	6/15/27	10	10
	Ingersoll Rand Inc.	5.176%	6/15/29	10	10
	Ingersoll Rand Inc.	5.314%	6/15/31	10	10
	Ingersoll Rand Inc.	5.450%	6/15/34	10	10
	Ingersoll Rand Inc.	5.700%	6/15/54	40	39
[6]	JetBlue Airways Corp.	9.875%	9/20/31	141	150
	L3Harris Technologies Inc.	5.250%	6/1/31	110	110
	Lockheed Martin Corp.	4.700%	5/15/46	15	13
	Lockheed Martin Corp.	4.300%	6/15/62	120	95
	Lockheed Martin Corp.	5.200%	2/15/64	105	97
[6]	Mileage Plus Holdings LLC	6.500%	6/20/27	1,305	1,314
	Norfolk Southern Corp.	3.050%	5/15/50	200	129
	Northrop Grumman Corp.	5.200%	6/1/54	49	46
	Parker-Hannifin Corp.	3.250%	6/14/29	140	131
[6]	Rolls-Royce plc	3.625%	10/14/25	60	59
	RTX Corp.	5.400%	5/1/35	40	40
	RTX Corp.	4.875%	10/15/40	150	138
[3]	Ryder System Inc.	5.300%	3/15/27	30	30
[6]	Terex Corp.	6.250%	10/15/32	13	13
[6]	TransDigm Inc.	6.750%	8/15/28	40	40
[6]	TransDigm Inc.	6.375%	3/1/29	90	90
[6]	TransDigm Inc.	6.625%	3/1/32	5	5
	Union Pacific Corp.	3.839%	3/20/60	20	14
[6]	United Airlines Inc.	4.375%	4/15/26	48	47
[6]	United Airlines Inc.	4.625%	4/15/29	34	32
	Waste Management Inc.	5.350%	10/15/54	120	115
					5,841
Materials (1.2%)
[6]	Antofagasta plc	6.250%	5/2/34	200	203
	Ball Corp.	6.000%	6/15/29	30	30
	Ball Corp.	2.875%	8/15/30	24	21
[3]	Braskem Netherlands Finance BV	4.500%	1/31/30	430	362
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	287
[6]	Chemours Co.	4.625%	11/15/29	70	61
[6]	Chemours Co.	8.000%	1/15/33	25	24
[6]	Cleveland-Cliffs Inc.	7.000%	3/15/32	30	29
[6]	Cleveland-Cliffs Inc.	7.375%	5/1/33	60	59
	Dow Chemical Co.	5.600%	2/15/54	80	76
	Eastman Chemical Co.	4.500%	12/1/28	41	40
[6]	Georgia-Pacific LLC	2.300%	4/30/30	15	13
[6]	Kaiser Aluminum Corp.	4.500%	6/1/31	120	106
	LYB International Finance III LLC	2.250%	10/1/30	90	77
	LYB International Finance III LLC	3.375%	10/1/40	15	11
[6]	Magnera Corp.	7.250%	11/15/31	20	20
	Martin Marietta Materials Inc.	5.500%	12/1/54	222	209
[6]	NOVA Chemicals Corp.	9.000%	2/15/30	52	55
	Nutrien Ltd.	5.950%	11/7/25	25	25
	Nutrien Ltd.	4.900%	6/1/43	60	53
	Nutrien Ltd.	5.800%	3/27/53	10	10
[6]	Olympus Water US Holding Corp.	9.750%	11/15/28	60	64
[6]	Olympus Water US Holding Corp.	7.250%	6/15/31	30	30

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	42	41
[6]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	50	48
[6]	Sealed Air Corp.	5.000%	4/15/29	16	15
[6]	Sealed Air Corp.	6.500%	7/15/32	140	141
[3]	Sherwin-Williams Co.	4.550%	3/1/28	215	213
	Sherwin-Williams Co.	2.950%	8/15/29	15	14
[6]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	200	201
[6]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	210	210
[6]	Smurfit Westrock Financing DAC	5.418%	1/15/35	202	201
[6]	SNF Group SACA	3.125%	3/15/27	75	71
	Vale Overseas Ltd.	3.750%	7/8/30	300	274
	Vulcan Materials Co.	4.950%	12/1/29	66	66
	Vulcan Materials Co.	5.700%	12/1/54	80	78
[6]	WR Grace Holdings LLC	5.625%	8/15/29	90	83
	WRKCo Inc.	3.375%	9/15/27	100	96
	WRKCo Inc.	4.000%	3/15/28	50	48
					3,665
Real Estate (0.6%)
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	15	14
[3,8]	Aroundtown SA	4.800%	7/16/29	100	107
	COPT Defense Properties LP	2.250%	3/15/26	10	10
	ERP Operating LP	4.500%	7/1/44	25	22
	Extra Space Storage LP	5.700%	4/1/28	70	71
	Extra Space Storage LP	5.500%	7/1/30	15	15
	Extra Space Storage LP	5.900%	1/15/31	15	16
	Healthpeak OP LLC	5.250%	12/15/32	15	15
	Highwoods Realty LP	2.600%	2/1/31	138	115
	Highwoods Realty LP	7.650%	2/1/34	71	79
[6]	Iron Mountain Inc.	6.250%	1/15/33	30	30
	Kilroy Realty LP	4.750%	12/15/28	23	22
	Kimco Realty OP LLC	4.250%	4/1/45	10	8
[6]	Ladder Capital Finance Holdings LLLP	7.000%	7/15/31	25	26
	Mid-America Apartments LP	5.000%	3/15/34	100	97
	NNN REIT Inc.	5.600%	10/15/33	15	15
	Omega Healthcare Investors Inc.	3.625%	10/1/29	152	140
[6]	Park Intermediate Holdings LLC	7.000%	2/1/30	10	10
[6]	Pebblebrook Hotel LP	6.375%	10/15/29	7	7
	Prologis LP	1.750%	2/1/31	115	95
	Public Storage Operating Co.	5.350%	8/1/53	10	10
	Realty Income Corp.	5.125%	2/15/34	200	196
	Realty Income Corp.	5.375%	9/1/54	200	190
	Regency Centers LP	5.250%	1/15/34	200	197
	Sabra Health Care LP	3.900%	10/15/29	98	92
	Sabra Health Care LP	3.200%	12/1/31	15	13
	Service Properties Trust	5.500%	12/15/27	20	19
	Service Properties Trust	8.375%	6/15/29	27	26
[6]	Starwood Property Trust Inc.	6.000%	4/15/30	30	29
	Sun Communities Operating LP	5.500%	1/15/29	60	60
[6]	VICI Properties LP	4.625%	6/15/25	15	15
	Weyerhaeuser Co.	6.950%	10/1/27	20	21
[6]	XHR LP	4.875%	6/1/29	10	9
[6]	XHR LP	6.625%	5/15/30	10	10
					1,801
Technology (2.0%)
[6]	Atkore Inc.	4.250%	6/1/31	30	27
	Atlassian Corp.	5.250%	5/15/29	50	50
[6]	Boost Newco Borrower LLC	7.500%	1/15/31	48	50
	Broadcom Inc.	3.150%	11/15/25	40	40
	Broadcom Inc.	4.150%	2/15/28	290	285
	Broadcom Inc.	4.350%	2/15/30	280	272
	Broadcom Inc.	4.150%	11/15/30	10	10
[6]	Broadcom Inc.	3.419%	4/15/33	20	18
[6]	Broadcom Inc.	3.469%	4/15/34	381	330
[6]	Broadcom Inc.	4.926%	5/15/37	30	29
	Cadence Design Systems Inc.	4.300%	9/10/29	85	83
	CDW LLC	5.100%	3/1/30	50	49
[6]	Central Parent Inc.	7.250%	6/15/29	36	36
[6]	Central Parent LLC	8.000%	6/15/29	4	4
	Cisco Systems Inc.	5.350%	2/26/64	100	96

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Cloud Software Group Inc.	6.500%	3/31/29	40	39
[6]	Cloud Software Group Inc.	9.000%	9/30/29	11	11
[6]	Cloud Software Group Inc.	8.250%	6/30/32	38	39
	Dell International LLC	4.900%	10/1/26	15	15
	Dell International LLC	5.300%	10/1/29	90	91
	Dell International LLC	4.350%	2/1/30	512	496
	Dell International LLC	5.400%	4/15/34	155	154
	Dell International LLC	8.350%	7/15/46	5	6
[6]	Diebold Nixdorf Inc.	7.750%	3/31/30	13	13
[6]	Ellucian Holdings Inc.	6.500%	12/1/29	25	25
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	500	495
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	73	71
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	122	117
	Hewlett Packard Enterprise Co.	5.600%	10/15/54	145	137
	HP Inc.	3.400%	6/17/30	70	64
	Intel Corp.	2.450%	11/15/29	543	476
	Intel Corp.	2.000%	8/12/31	72	58
	Intel Corp.	5.200%	2/10/33	113	109
	Intel Corp.	4.100%	5/19/46	30	21
	Intel Corp.	5.700%	2/10/53	338	299
	Intel Corp.	5.600%	2/21/54	70	61
[6]	McAfee Corp.	7.375%	2/15/30	114	111
	Microchip Technology Inc.	4.900%	3/15/28	112	112
	Microchip Technology Inc.	5.050%	2/15/30	134	133
[3]	Oracle Corp.	4.200%	9/27/29	915	883
	Oracle Corp.	3.250%	5/15/30	10	9
	Oracle Corp.	4.000%	11/15/47	40	31
	Oracle Corp.	5.500%	9/27/64	244	223
	PayPal Holdings Inc.	5.500%	6/1/54	200	195
[6]	Raven Acquisition Holdings LLC	6.875%	11/15/31	15	15
[6]	SS&C Technologies Inc.	5.500%	9/30/27	60	59
	Texas Instruments Inc.	5.150%	2/8/54	100	93
[6]	UKG Inc.	6.875%	2/1/31	100	102
	VMware LLC	3.900%	8/21/27	10	10
	VMware LLC	2.200%	8/15/31	10	8
	Western Digital Corp.	2.850%	2/1/29	75	67
	Workday Inc.	3.700%	4/1/29	25	24
					6,251
Utilities (2.7%)
	AEP Texas Inc.	5.450%	5/15/29	70	71
[3]	AEP Transmission Co. LLC	3.650%	4/1/50	10	7
[6]	Alpha Generation LLC	6.750%	10/15/32	20	20
	Ameren Corp.	5.700%	12/1/26	460	467
	American Electric Power Co. Inc.	5.699%	8/15/25	15	15
	Atmos Energy Corp.	6.200%	11/15/53	15	16
	Atmos Energy Corp.	5.000%	12/15/54	230	207
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	25	20
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	10	8
	Black Hills Corp.	6.000%	1/15/35	280	289
[6]	Calpine Corp.	4.500%	2/15/28	17	16
[6]	Calpine Corp.	5.125%	3/15/28	11	11
[6]	Clearway Energy Operating LLC	4.750%	3/15/28	15	14
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	10	10
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	10	10
[3]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	90	77
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	15	15
	Consumers Energy Co.	4.600%	5/30/29	120	119
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	267	260
	Duke Energy Carolinas LLC	3.750%	6/1/45	60	46
	Duke Energy Corp.	4.300%	3/15/28	50	49
	Duke Energy Corp.	4.850%	1/5/29	200	199
	Duke Energy Corp.	4.500%	8/15/32	450	429
	Duke Energy Ohio Inc.	5.550%	3/15/54	100	97
	Edison International	5.250%	3/15/32	370	366
	Entergy Arkansas LLC	3.350%	6/15/52	90	60
	Entergy Texas Inc.	5.000%	9/15/52	25	22
	Exelon Corp.	4.100%	3/15/52	130	99
	Exelon Corp.	5.600%	3/15/53	130	125
[6]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	15	15

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	FirstEnergy Transmission LLC	2.866%	9/15/28	15	14
[6]	FirstEnergy Transmission LLC	4.550%	1/15/30	175	170
[6]	FirstEnergy Transmission LLC	4.550%	4/1/49	15	13
	Georgia Power Co.	4.950%	5/17/33	25	25
	Georgia Power Co.	5.125%	5/15/52	15	14
[6]	Jersey Central Power & Light Co.	5.100%	1/15/35	170	166
	MidAmerican Energy Co.	5.300%	2/1/55	160	151
	National Grid plc	5.602%	6/12/28	500	510
	National Grid plc	5.418%	1/11/34	300	299
[6]	Niagara Mohawk Power Corp.	5.664%	1/17/54	30	29
	NiSource Inc.	5.200%	7/1/29	175	176
	NiSource Inc.	5.350%	4/1/34	406	403
	NiSource Inc.	4.375%	5/15/47	100	82
[6]	NRG Energy Inc.	6.250%	11/1/34	20	20
	Oglethorpe Power Corp.	6.200%	12/1/53	40	41
[6]	Oglethorpe Power Corp.	5.800%	6/1/54	230	225
	Pacific Gas & Electric Co.	3.150%	1/1/26	15	15
	Pacific Gas & Electric Co.	5.550%	5/15/29	90	91
	Pacific Gas & Electric Co.	2.500%	2/1/31	15	13
	Pacific Gas & Electric Co.	6.150%	1/15/33	10	10
	Pacific Gas & Electric Co.	6.950%	3/15/34	10	11
	Pacific Gas & Electric Co.	5.800%	5/15/34	50	51
	Pacific Gas & Electric Co.	4.500%	7/1/40	150	129
	Pacific Gas & Electric Co.	3.300%	8/1/40	15	11
	Pacific Gas & Electric Co.	4.750%	2/15/44	20	17
[6]	Pattern Energy Operations LP	4.500%	8/15/28	8	8
	PPL Electric Utilities Corp.	5.250%	5/15/53	425	405
	Public Service Enterprise Group Inc.	5.200%	4/1/29	210	212
	Sempra	6.625%	4/1/55	400	399
	Southern California Edison Co.	4.875%	2/1/27	300	301
	Southern California Edison Co.	5.450%	6/1/31	140	142
[3]	Southern California Gas Co.	3.950%	2/15/50	90	68
[3]	Southern Co.	3.700%	4/30/30	420	394
	Southern Co.	5.700%	10/15/32	10	10
	Virginia Electric & Power Co.	5.000%	4/1/33	150	147
[3]	Virginia Electric & Power Co.	4.625%	5/15/52	75	63
	Virginia Electric & Power Co.	5.700%	8/15/53	50	49
	Virginia Electric & Power Co.	5.550%	8/15/54	215	208
[6]	Vistra Operations Co. LLC	5.050%	12/30/26	190	190
[6]	Vistra Operations Co. LLC	5.000%	7/31/27	64	63
					8,504
Total Corporate Bonds (Cost $102,193)					100,906
Floating Rate Loan Interests (0.1%)
[7]	AAdvantage Loyalty IP Ltd. First Lien Initial Term Loan, TSFR3M + 4.750%	9.629%	4/20/28	31	32
[7]	Alpha Generation LLC First Lien Initial Term Loan B, TSFR1M + 2.750%	7.107%	9/30/31	25	25
[7]	Bausch + Lomb Corp. First Lien Initial Term Loan, TSFR1M + 3.250%	7.689%	5/10/27	49	50
[7]	Champ Acquisition Corp. First Lien Initial Term Loan, TSFR1M + 4.500%	8.857%	11/7/31	2	2
[7]	Cloud Software Group Inc. First Lien Incremental Term Loan B, TSFR3M + 3.750%	8.309%	3/21/31	10	10
[7]	Cloud Software Group Inc. First Lien Initial Term Loan B, TSFR3M + 3.500%	8.104%	3/30/29	2	2
[7]	Ellucian Holdings Inc. Second Lien Initial Term Loan, TSFR1M + 4.750%	9.107%	11/15/32	15	15
[7]	Endo Finance Holdings Inc. First Lien Refinancing Term Loan, TSFR1M + 4.000%	8.357%	4/23/31	25	25
[7]	Frontier Communications Holdings LLC First Lien Refinancing Term Loan, TSFR6M + 3.500%	8.763%	7/1/31	5	5
[7]	Glatfelter Corp. First Lien Term Loan, TSFR3M + 4.250%	8.764%	11/4/31	20	20
[7]	Grant Thornton Advisors LLC First Lien Term Loan B, TSFR12M + 2.750%	7.055%	6/2/31	5	5
[7]	Raven Acquisition Holdings LLC First Lien Initial Term Loan, TSFR1M + 3.250%	7.607%	10/24/31	14	14
[7]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 4.250%	8.823%	11/28/28	10	10
[7]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR3M + 3.000%	7.585%	7/31/31	45	45
[7]	Star Parent Inc. First Lien Term Loan, TSFR3M + 4.000%	8.329%	9/27/30	30	29
[7]	UFC Holdings LLC First Lien Term Loan B-4, TSFR3M + 2.250%	6.770%	11/14/31	15	15
Total Floating Rate Loan Interests (Cost $302)					304
Sovereign Bonds (16.2%)
	Agence Francaise de Developpement EPIC	4.000%	6/15/27	2,000	1,985
[9]	Arab Republic of Egypt	0.000%	3/11/25	10,000	187
[3]	Arab Republic of Egypt	8.700%	3/1/49	200	157
[3]	Argentine Republic	0.750%	7/9/30	168	130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Argentine Republic	4.125%	7/9/35	620	412
[3]	Argentine Republic	3.500%	7/9/41	150	94
[3]	Argentine Republic	4.125%	7/9/46	30	20
[3]	Asian Development Bank	3.625%	8/28/29	789	762
[3]	Bermuda	3.717%	1/25/27	540	522
[3,6]	Caisse d'Amortissement de la Dette Sociale	4.500%	5/22/29	373	370
[3]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	595	606
[3,6]	CDP Financial Inc.	4.875%	6/5/29	610	615
[3,6]	Central American Bank for Economic Integration	5.000%	1/25/27	263	264
[3]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/27	200	201
	Corp. Andina de Fomento	4.125%	1/7/28	550	542
	Corp. Andina de Fomento	5.000%	1/24/29	294	295
[3]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	910	872
[3,6]	Development Bank of Kazakhstan JSC	5.500%	4/15/27	210	211
[3]	Dominican Republic	6.875%	1/29/26	933	940
[3]	Dominican Republic	5.950%	1/25/27	2,209	2,197
[3]	Dominican Republic	5.500%	2/22/29	344	333
	Ecopetrol SA	8.625%	1/19/29	200	212
	Ecopetrol SA	7.750%	2/1/32	470	458
	European Investment Bank	3.750%	11/15/29	2,108	2,043
[3,8]	European Investment Bank	2.625%	9/4/34	814	834
[3,8]	European Union	2.750%	10/5/26	3,786	3,957
[3,8]	European Union	3.125%	12/4/30	150	160
[3,8]	European Union	0.700%	7/6/51	1,043	607
[3]	Federal Republic of Nigeria	8.250%	9/28/51	200	159
	Federative Republic of Brazil	8.750%	2/4/25	1,263	1,263
	Federative Republic of Brazil	3.875%	6/12/30	200	176
	Federative Republic of Brazil	6.125%	1/22/32	530	507
[8]	Free and Hanseatic City of Hamburg	2.375%	10/2/29	844	869
[6,8]	Hellenic Republic	3.375%	6/15/34	1,075	1,129
[8]	Hellenic Republic	4.200%	1/30/42	213	235
[6,8]	Hellenic Republic	4.125%	6/15/54	283	305
[3,8]	Ivory Coast Government Bond	4.875%	1/30/32	300	273
[3,10]	Japan	1.200%	6/20/53	35,350	176
[3,10]	Japan	2.200%	6/20/54	35,350	222
[11]	Japan International Cooperation Agency	4.750%	5/21/29	200	200
[6]	Kingdom of Belgium	4.875%	6/10/55	388	364
[3,12]	Magyar Export-Import Bank Zrt.	6.125%	12/4/27	520	524
[3]	Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	540	536
[3]	Oman Government Bond	4.750%	6/15/26	605	599
[3]	Paraguay Government Bond	4.700%	3/27/27	400	392
[3,6]	Perusahaan Penerbit SBSN Indonesia III	5.650%	11/25/54	705	691
[3]	Petroleos del Peru SA	4.750%	6/19/32	200	151
	Petroleos Mexicanos	6.875%	10/16/25	100	100
	Petroleos Mexicanos	4.500%	1/23/26	450	433
	Petroleos Mexicanos	6.875%	8/4/26	255	251
	Petroleos Mexicanos	6.500%	3/13/27	340	328
	Petroleos Mexicanos	6.840%	1/23/30	170	155
	Petroleos Mexicanos	5.950%	1/28/31	130	110
	Petroleos Mexicanos	6.625%	6/15/38	30	22
	Petroleos Mexicanos	6.500%	6/2/41	70	50
	Petroleos Mexicanos	6.750%	9/21/47	330	226
[3]	Petroliam Nasional Bhd.	7.625%	10/15/26	400	418
[3]	Republic of Chile	2.750%	1/31/27	2,400	2,287
[3]	Republic of Colombia	3.000%	1/30/30	850	708
[3,13]	Republic of Colombia	7.250%	10/18/34	5,246,900	885
[3]	Republic of Colombia	4.125%	2/22/42	2,425	1,527
	Republic of Costa Rica	6.550%	4/3/34	400	407
[3]	Republic of Ecuador	6.900%	7/31/30	13	9
[3]	Republic of Ecuador	5.500%	7/31/35	19	11
[3,6]	Republic of El Salvador	9.650%	11/21/54	170	178
[3]	Republic of Ghana	0.000%	7/3/26	120	111
[3]	Republic of Guatemala	4.875%	2/13/28	465	448
[3]	Republic of Guatemala	5.250%	8/10/29	200	192
[8]	Republic of Iceland	3.500%	3/21/34	640	691
[3,8]	Republic of Indonesia	3.375%	7/30/25	100	103
[3]	Republic of Indonesia	4.150%	9/20/27	460	449
	Republic of Indonesia	3.500%	1/11/28	1,240	1,182
[8]	Republic of Lithuania	3.500%	7/3/31	132	141
[3]	Republic of Paraguay	5.000%	4/15/26	1,696	1,683

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]		Republic of Peru	2.392%	1/23/26	645	626
[3]		Republic of Peru	2.783%	1/23/31	219	187
[3]		Republic of Poland	5.750%	11/16/32	70	71
		Republic of South Africa	5.875%	9/16/25	1,290	1,291
		Republic of South Africa	4.875%	4/14/26	200	197
[3,6]		Republic of South Africa	7.950%	11/19/54	550	527
[6]		Republic of Sri Lanka	4.000%	4/15/28	30	28
[6]		Republic of Sri Lanka	3.100%	1/15/30	22	18
[6]		Republic of Sri Lanka	3.350%	3/15/33	44	33
[6]		Republic of Sri Lanka	3.600%	6/15/35	30	21
[6]		Republic of Sri Lanka	3.600%	5/15/36	20	16
[6]		Republic of Sri Lanka	3.600%	2/15/38	41	31
		Republic of the Philippines	5.170%	10/13/27	200	201
		Republic of the Philippines	5.250%	5/14/34	200	197
[3]		Republic of Turkiye	9.375%	3/14/29	200	220
[3]		Republic of Turkiye	5.750%	5/11/47	200	149
[3]		Republic of Uzbekistan International Bond	5.375%	2/20/29	500	471
[3]		Republic of Zambia	5.750%	6/30/33	305	267
[3]		Saudi Arabian Oil Co.	1.625%	11/24/25	200	194
[3]		Saudi Arabian Oil Co.	3.500%	4/16/29	660	620
[3,14]		Southern Gas Corridor CJSC	6.875%	3/24/26	500	505
[3]		State of Israel	5.750%	3/12/54	200	183
[6]		Ukraine Government Bond	0.000%	2/1/30	3	1
[6]		Ukraine Government Bond	0.000%	2/1/34	10	4
[6]		Ukraine Government Bond	1.750%	2/1/34	12	7
[6]		Ukraine Government Bond	0.000%	2/1/35	9	5
[6]		Ukraine Government Bond	1.750%	2/1/35	17	10
[6]		Ukraine Government Bond	0.000%	2/1/36	7	4
[3,6]		Ukraine Government Bond	1.750%	2/1/36	305	164
		United Mexican States	4.150%	3/28/27	200	195
[3]		United Mexican States	5.000%	5/7/29	600	578
[3]		United Mexican States	2.659%	5/24/31	300	243
[3]		United Mexican States	4.875%	5/19/33	385	344
[3,15]		United Mexican States	7.500%	5/26/33	8,300	336
[3,15]		United Mexican States	7.750%	11/23/34	27,110	1,085
[8]		Ville de Paris	3.750%	6/22/48	200	204
Total Sovereign Bonds (Cost $51,833)						51,095
					Shares
Temporary Cash Investments (1.1%)
Money Market Fund (0.5%)
[16]		Vanguard Market Liquidity Fund	4.466%		15,405	1,541
				Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.6%)
		United States Treasury Bill	4.256%	11/28/25	1,865	1,797
Total Temporary Cash Investments (Cost $3,335)						3,338
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Call Options
	10-Year U.S. Treasury Note Futures Contracts	1/24/25	10	$109.00	1,090	6
	10-Year U.S. Treasury Note Futures Contracts	1/24/25	10	111.00	1,110	1
						7

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.550% Annually	BNPSW	4/10/25	3.550%	3,300	35
			Exercise Price	Notional Amount ($000)
Foreign Currency Options (0.0%)
Call Options
USD	JPMC	12/31/25	HKD 7.800	3,700	7
Total Options Purchased (Cost $34)					49
Total Investments (101.8%) (Cost $327,089)					321,936
Other Assets and Liabilities—Net (-1.8%)					(5,743)
Net Assets (100%)					316,193
Cost is in $000.
1	Securities with a value of $505,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $555,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2024.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate value was $34,584,000, representing 10.9% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in Egyptian pounds.
10	Face amount denominated in Japanese yen.
11	Guaranteed by the Government of Japan.
12	Guaranteed by the Republic of Hungary.
13	Face amount denominated in Colombian pesos.
14	Guaranteed by the Republic of Azerbaijan.
15	Face amount denominated in Mexican pesos.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BNPSW—BNP Paribas.
DAC—Designated Activity Company.
HKD—Hong Kong dollar.
JPMC—JPMorgan Chase Bank, N.A.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Other Financial Instruments as of Period End

Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)

Grant Thornton Advisors LLC	1	1	—	—
Raven Acquisition Holdings LLC	1	1	—	—

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures Contracts	1/24/25	20	$110.00	2,200	(5)

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.575% Annually	NGFP	9/27/34	3.575%	400	(28)

Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.700% Annually	BNPSW	4/10/25	3.700%	4,950	(41)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.575% Annually	NGFP	9/27/34	3.575%	400	(41)
					(82)
					(110)
Total Options Written (Premiums Received $96)					(115)
BNPSW—BNP Paribas.
NGFP—Nomura Global Financial Products Inc.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2025	8	850	—
Long Gilt	March 2025	18	2,082	(60)
Long U.S. Treasury Bond	March 2025	10	1,139	(46)
Ultra 10-Year U.S. Treasury Note	March 2025	24	2,672	(5)
				(111)

Short Futures Contracts
2-Year U.S. Treasury Note	March 2025	(62)	(12,748)	(7)
10-Year Japanese Government Bond	March 2025	(1)	(902)	3
10-Year U.S. Treasury Note	March 2025	(6)	(652)	(1)

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Euro-Bobl	March 2025	(14)	(1,709)	22
Euro-Bund	March 2025	(32)	(4,423)	100
Euro-Buxl	March 2025	(11)	(1,512)	93
Euro-OAT	March 2025	(1)	(128)	3
Euro-Schatz	March 2025	(50)	(5,541)	21
Mini 10-Year Japanese Government Bond	March 2025	(24)	(2,168)	5
Ultra Long U.S. Treasury Bond	March 2025	(22)	(2,616)	26
				265
				154

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Barclays Bank plc	3/19/25	EUR	104	USD	108	—	—
BNP Paribas	3/19/25	GBP	19	USD	23	—	—
BNP Paribas	3/19/25	USD	929	COP	4,084,536	12	—
JPMorgan Chase Bank, N.A.	3/12/25	USD	177	EGP	10,000	—	(15)
Toronto-Dominion Bank	3/19/25	USD	13,223	EUR	12,654	72	—
Barclays Bank plc	3/19/25	USD	34	EUR	32	—	—
State Street Bank & Trust Co.	3/19/25	USD	19	EUR	18	—	—
Toronto-Dominion Bank	2/4/25	USD	66	GBP	53	—	—
Barclays Bank plc	2/4/25	USD	11	GBP	9	—	—
Toronto-Dominion Bank	2/4/25	USD	9	GBP	7	—	—
Toronto-Dominion Bank	3/19/25	USD	420	JPY	65,250	1	—
Barclays Bank plc	3/19/25	USD	981	MXN	20,017	33	—
Bank of America, N.A.	3/19/25	USD	495	MXN	10,126	15	—
State Street Bank & Trust Co.	3/19/25	USD	11	ZAR	203	—	—
						133	(15)
COP—Colombian peso.
EGP—Egyptian pound.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S43-V1	12/20/29	USD	4,050	5.000	319	24
iTraxx Europe-S42-V1	12/20/29	EUR	3,000	1.000	62	(2)
						22

Credit Protection Purchased
iTraxx Europe Crossover-S42-V1	12/20/29	EUR	3,750	(5.000)	(312)	19
						41
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Purchased
Republic of Colombia	12/20/29	BANA	430	(1.000)	21	18	3	—
1 Periodic premium received/paid quarterly.
BANA—Bank of America, N.A.

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/12/25	N/A	6,000[1]	4.151[2]	(4.490)[3]	(3)	(3)
12/12/26	N/A	3,100[1]	4.490[3]	(3.967)[2]	7	7
12/31/26	3/3/25[4]	3,000[1]	4.010[2]	(0.000)[3]	(2)	(2)
8/30/27	N/A	1,900[1]	4.490[3]	(3.476)[2]	37	37
5/14/28	5/14/27[4]	7,498[1]	3.871[5]	(0.000)[6]	(9)	(9)
5/17/28	5/17/27[4]	3,955[1]	3.715[5]	(0.000)[6]	(10)	(10)
10/4/28	10/4/27[4]	12,500[1]	3.142[2]	(0.000)[3]	(94)	(94)
10/15/28	10/15/27[4]	2,800[1]	3.376[2]	(0.000)[3]	(15)	(15)
5/31/29	3/3/25[4]	1,400[1]	3.851[2]	(0.000)[3]	(9)	(9)
5/31/29	3/3/25[4]	800[1]	4.005[2]	(0.000)[3]	—	—
5/31/29	3/3/25[4]	700[1]	4.015[2]	(0.000)[3]	—	—
7/5/29	N/A	640[1]	2.530[5]	(0.000)[7]	4	4
7/5/29	N/A	590[1]	2.525[5]	(0.000)[7]	3	3
7/5/29	N/A	590[1]	2.523[5]	(0.000)[7]	3	3
7/10/29	N/A	744[1]	2.491[5]	(0.000)[7]	3	3
7/10/29	N/A	650[1]	2.484[5]	(0.000)[7]	2	2
7/15/29	N/A	650[1]	2.420[5]	(0.000)[7]	—	—
7/18/29	N/A	650[1]	2.449[5]	(0.000)[7]	1	1
7/19/29	N/A	650[1]	2.437[5]	(0.000)[7]	1	1
8/1/29	N/A	650[1]	2.394[5]	(0.000)[7]	(1)	(1)
8/5/29	N/A	656[1]	2.363[5]	(0.000)[7]	(2)	(2)
11/7/29	N/A	6,243[1]	2.495[5]	(0.000)[7]	7	7
5/14/34	5/14/29[4]	1,756[1]	0.000[3]	(3.961)[2]	9	9
5/17/34	5/17/29[4]	920[1]	0.000[3]	(3.841)[2]	9	9

Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
8/15/34	3/3/25[4]	700[1]	0.000[3]	(3.789)[2]	15	15
10/2/34	10/2/29[4]	2,800[1]	0.000[3]	(3.416)[2]	72	72
10/15/34	10/15/29[4]	600[1]	0.000[3]	(3.614)[2]	11	11
3/19/35	3/19/25[4]	1,433,964[8]	0.000[9]	(2.585)[10]	15	15
3/19/35	3/19/25[4]	650[11]	3.500[12]	(0.000)[13]	78	(18)
10/2/44	10/2/34[4]	40[1]	0.000[3]	(3.575)[2]	1	1
7/5/54	N/A	140[1]	0.000[7]	(2.522)[5]	(3)	(3)
7/5/54	N/A	130[1]	0.000[7]	(2.519)[5]	(3)	(3)
7/5/54	N/A	130[1]	0.000[7]	(2.524)[5]	(3)	(3)
7/10/54	N/A	160[1]	0.000[7]	(2.510)[5]	(3)	(3)
7/10/54	N/A	140[1]	0.000[7]	(2.499)[5]	(3)	(3)
7/15/54	N/A	140[1]	0.000[7]	(2.469)[5]	(2)	(2)
7/18/54	N/A	140[1]	0.000[7]	(2.501)[5]	(3)	(3)
7/19/54	N/A	140[1]	0.000[7]	(2.482)[5]	(2)	(2)
8/1/54	N/A	140[1]	0.000[7]	(2.454)[5]	(1)	(1)
8/5/54	N/A	140[1]	0.000[7]	(2.411)[5]	—	—
11/7/54	N/A	1,220[1]	0.000[7]	(2.434)[5]	(6)	(6)
					104	8
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/paid annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
5 Interest payment received/paid at maturity.
6 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
7 Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.
8 Notional amount denominated in Korean won.
9 Based on 3-month Korean won (KRW) Certificate of Deposit Rate as of the most recent reset date. Interest payment received/paid quarterly.
10 Interest payment received/paid quarterly.
11 Notional amount denominated in euro.
12 Interest payment received/paid semi-annually.
13 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid annually.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F.  Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on futures and foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
G.  Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
H.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
I.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

J.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
K.  Various inputs may be used to determine the value of the fund’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments, other financial instruments, and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	143,364	—	143,364
Asset-Backed/Commercial Mortgage-Backed Securities	—	22,880	—	22,880
Corporate Bonds	—	100,906	—	100,906
Floating Rate Loan Interests	—	304	—	304
Sovereign Bonds	—	51,095	—	51,095
Temporary Cash Investments	1,541	1,797	—	3,338
Options Purchased	7	42	—	49
Total	1,548	320,388	—	321,936

Other Financial Instruments
Assets
Floating Rate Loan Commitments	—	—	—	—

Derivative Financial Instruments
Assets
Futures Contracts[1]	273	—	—	273
Forward Currency Contracts	—	133	—	133
Swap Contracts	243[1]	3	—	246
Total	516	136	—	652
Liabilities
Options Written	(5)	(110)	—	(115)
Futures Contracts[1]	(119)	—	—	(119)
Forward Currency Contracts	—	(15)	—	(15)
Swap Contracts	(194)[1]	—	—	(194)
Total	(318)	(125)	—	(443)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.